OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014
OTHER CURRENT ASSETS [Abstract]
Deposits on inventory	$ 1,240	$ 1,345
Prepaid expenses	2,082	1,759
Indirect taxes (net)	1,079	614
Income tax receivable	390
Deferred financing costs	55	176
Receivable from Contract Manufacturers and other items	988	2,015
Total other current assets	$ 5,834	$ 5,909